Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments

Note 20. Commitments

Hardware Procurement

In connection with the $1.26 billion customer services arrangement with ESDS Software Solution Limited entered into during the quarter ended March 31, 2026, the Company expects to incur capital expenditures of approximately $720.0 million for the purchase of equipment and related infrastructure required to support the contracted services. As of June 30, 2026, the Company had commenced procurement activities, with certain amounts paid and recorded as prepayments. The remaining commitments relate to equipment to be procured over the course of the project. Management expects these capital expenditures to be incurred as equipment purchases and related contractual commitments continue to be executed over the course of the project.

In May 2026, the Company entered into a cloud computing infrastructure agreement with a global technology company with a major Asia-Pacific presence, valued at approximately $950 million over five years. In connection with this agreement, the Company has committed to procure additional high-performance computing hardware and related infrastructure for approximately $400m of which approximately 20% deposit has been paid. As of June 30, 2026, the related hardware had not yet been delivered, and accordingly, no liability has been recognized for the undelivered equipment.

In June 2026, the Company entered into a six-year AI infrastructure compute collaboration with NVIDIA (NASDAQ: NVDA).In connection with this agreement, the Company has committed to procure additional high-performance computing hardware and related infrastructure for approximately $4 billion.

Data Center Services Commitment

At June 30, 2026, the Company has remaining contracted capacity of 132 MW, including a 15 MW commitment under a long-term data center services agreement entered into in March 2026 with GreenSquareDC Entity for a facility located in Australia. The 15 MW arrangement has an initial term of 120 months from the Ready-for-Service date (targeted September 26, 2026), with monthly recurring fees based on contracted kilowatt capacity.

In July 2026, the Company executed an amended and restated service order with NEXTDC for 72 MW of data center capacity in Australia. The arrangement represents a total contractual commitment of approximately $623 million over the term of the agreement and includes one-time establishment fees and ongoing monthly recurring charges based on contracted capacity. The capacity is scheduled to be deployed in five phases commencing in April 2027 through August 2027.

The Company has also secured additional data center capacity in New Zealand for 14MW to support the deployment of cloud computing infrastructure under a long-term customer service agreement with commencement expected in Q1 2027.

As of June 30, 2026, no liability has been recognized because services have not commenced.

Lenovo Managed Services Commitment

On December 12, 2025, the Company entered into a Statement of Work with Lenovo Global Financial Services (Australia & New Zealand) Pty Limited for managed infrastructure services. The arrangement has a term of 60 months from commencement and provides for monthly service fees based on contracted infrastructure and services.

As of June 30, 2026, the Company has made an upfront payment representing approximately 50% of the total contract value, which has been recorded as a prepayment. The remaining unpaid portion represents a future service commitment. No expense has been recognized as services have not yet commenced. The arrangement represents a contractual commitment subject to certain conditions precedent.

ASE Managed Services

In connection with the termination of its data center services arrangement under the Distributed Storage Solutions (DSS) agreement, the Company entered into a noncancelable commitment with Andrew Sjoquist Enterprises (ASE), a managed service provider, totaling approximately AUD$400 thousand over five years.

The commitment qualifies as an unconditional purchase obligation under ASC 440-10-50. As of June 30, 2026, no liability has been recognized, as the obligation represents future services to be received.

See additional capital asset purchase commitments entered into subsequent to period end in Note 26.

Note 20. Commitments

Unconditional Purchase Obligation

In connection with the termination of its data center services arrangement under the Digital Storage Solutions (DSS) agreement, the Company entered into a contractual commitment with Andrew Sjoquist Enterprises (ASE), a managed service provider. Under the termination arrangement, the Company is required to utilize services from ASE totaling approximately AUD$400 thousand over the next five years.

The commitment is noncancelable and qualifies as an Unconditional Purchase Obligation under ASC 440-10-50. As of December 31, 2025, no liability has been recognized, as the obligation represents future purchases of services expected to benefit the Company. The Company will disclose in future periods any material changes or if the commitment becomes onerous.

Data Center Services Commitment

The Group has entered into service orders with NEXTDC pursuant to a Master Services Agreement dated 1 November 2022 for the provision of data center whitespace and power capacity. During the year, the Group activated additional contracted power capacity of 600kW and amended its existing allocation.

At December 31, 2025, the Group has remaining contracted capacity of 40MW under phased deployment arrangements. Service commencement dates and establishment fees are subject to agreement in accordance with the underlying service orders. Monthly recurring fees are based on contracted kilowatt capacity.